RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy	Dec. 31, 2018	Dec. 31, 2017
Men [Member] | On Valuation Date [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Members	27.8	27.9
Men [Member] | 15 Years After Valuation Date [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Members	28.8	28.9
Women [Member] | On Valuation Date [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Members	29.4	29.5
Women [Member] | 15 Years After Valuation Date [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Members	30.6	30.7